Net Income per Limited Partner Unit and Cash Distributions (Details 4) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Income per Limited Partner Unit and Cash Distributions
General partner interest level (as a percent)	2.00%	2.00%
Distributions of additional available cash | General partner
Distributions of additional available cash from operating surplus
First target distribution (as a percent)	2.00%	2.00%
Second target distribution (as a percent)	15.00%	15.00%
Third target distribution (as a percent)	25.00%	25.00%
Subsequent target distribution (as a percent)	50.00%	50.00%
Distributions of additional available cash | All unitholders
Distributions of additional available cash from operating surplus
First target distribution (as a percent)	98.00%	98.00%
First target distribution per unit per quarter (in dollars per share)	$ 0.4025	$ 0.4025
Second target distribution (as a percent)	85.00%	85.00%
Second target distribution per unit per quarter (in dollars per share)	$ 0.4375	$ 0.4375
Third target distribution (as a percent)	75.00%	75.00%
Third target distribution per unit per quarter (in dollars per share)	$ 0.5250	$ 0.5250
Subsequent target distribution (as a percent)	50.00%	50.00%